LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about long-term debts and loans [line items]
Long-term debts	¥ 49,156	¥ 51,011
Loans from Sinopec Group Company and fellow subsidiaries	9,626	42,516
Total long-term debts	58,782	93,527
Corporate bonds guaranteed by Sinopec Group Company	12,157
Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	31,789	31,134
Corporate bonds (i)	32,157	31,951
Long-term debts	63,946	63,085
Less: Current portion	(14,790)	(12,074)
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion	(37,824)	(4,361)
RMB denominated | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	31,714	31,025
Corporate bonds (i)	¥ 20,000	20,000
RMB denominated | Third parties | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	5.23%
Fixed interest rates on long-term loans	4.90%
RMB denominated | Third parties | Minimum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	1.08%
Fixed interest rates on long-term loans	3.70%
RMB denominated | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion	¥ (37,824)	(4,361)
Loans from Sinopec Group Company and fellow subsidiaries	¥ 47,450	46,877
RMB denominated | Sinopec Group Company and fellow subsidiaries | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	5.50%
USD | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	¥ 75	109
Corporate bonds (i)	¥ 12,157	¥ 11,951
USD | Third parties | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	4.29%
Fixed interest rates on long-term loans	4.25%
USD | Third parties | Minimum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	1.55%
Fixed interest rates on long-term loans	3.13%